Income Taxes - Components of the Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 46,615	$ 35,077	$ 23,810
Research and investment credits	2,334	986	541
Accruals and reserves	3,423	2,430	2,025
Depreciation	372	172	202
Stock-based compensation	5,409	395	124
Total deferred tax assets	58,153	39,060	26,702
Deferred tax liabilities:
Intangible and prepaid assets	(2,367)	(57)	(123)
Capitalized costs	(441)	(620)	(563)
Total deferred tax liabilities	(2,808)	(677)	(686)
Valuation allowance	(55,221)	(38,383)	(26,016)
Net deferred tax assets	$ 124